Property, plants and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 19,000	$ 149,000	$ 269,000